Earnings Per Share - Summary of the Components Comprising Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Numerator - Earnings available to common shareholders	$ 11,222	$ 11,486	$ 12,389	$ 13,841	$ 12,340	$ 15,190	$ 14,139	$ 11,373	$ 13,801	$ 13,342	$ 11,139	$ 11,144	$ 48,938	$ 53,042	$ 49,426
Denominator – Weighted average number of common shares outstanding (in shares)													11,611,690	11,377,617	11,131,897
Basic earnings per common share	$ 0.96	$ 0.99	$ 1.07	$ 1.2	$ 1.08	$ 1.33	$ 1.25	$ 1.01	$ 1.23	$ 1.19	$ 1	$ 1.01	$ 4.21	$ 4.66	$ 4.44
Numerator - Earnings available to common shareholders													$ 48,938	$ 53,042	$ 49,426
Weighted average number of common shares outstanding, diluted													11,641,366	11,408,924	11,162,956
Dilutive effect of stock options, RSUs and PSUs													29,676	31,307	31,059
Diluted earnings per common share	$ 0.95	$ 0.98	$ 1.07	$ 1.2	$ 1.07	$ 1.33	$ 1.24	$ 1	$ 1.23	$ 1.19	$ 1	$ 1	$ 4.2	$ 4.65	$ 4.43